Property and Equipment (Details) - Schedule of property and equipment - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,779,983	$ 3,939,610
Less accumulated depreciation		(1,492,892)	(1,863,199)	$ (1,127,795)
Construction in progress		150,220	7,569,324
Total property and equipment, net		$ 1,437,311	9,645,735	$ 879,921
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	5 years 1 month 6 days	5 years 1 month 6 days
Property and equipment, gross		$ 789,839	789,839
Property & equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	5 years
Property and equipment, gross		$ 1,216,609	1,968,677
Technology [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	5 years	5 years
Property and equipment, gross		$ 773,535	$ 1,181,094